Quarterly Report
February 29, 2020
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 3.4%
Honeywell International, Inc.	16,036	$2,600,558
Huntington Ingalls Industries, Inc.	4,000	822,120
L3Harris Technologies, Inc.	13,927	2,753,786
		$6,176,464
Apparel Manufacturers – 0.9%
Skechers USA, Inc., “A” (a)	48,405	$1,601,237
Automotive – 1.5%
General Motors Co.	16,899	$515,419
Lear Corp.	19,863	2,208,766
		$2,724,185
Biotechnology – 1.2%
Biogen, Inc. (a)	7,399	$2,281,778
Broadcasting – 0.3%
Walt Disney Co.	4,250	$500,012
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	40,031	$1,631,263
Business Services – 1.4%
Fidelity National Information Services, Inc.	2,064	$288,382
Fiserv, Inc. (a)	21,104	2,307,933
		$2,596,315
Cable TV – 3.6%
Charter Communications, Inc., “A” (a)	5,848	$2,884,058
Comcast Corp., “A”	91,860	3,713,900
		$6,597,958
Chemicals – 1.4%
Eastman Chemical Co.	24,080	$1,481,161
PPG Industries, Inc.	10,156	1,060,794
		$2,541,955
Computer Software – 1.5%
Microsoft Corp.	17,184	$2,783,980
Computer Software - Systems – 0.2%
Hewlett Packard Enterprise	27,866	$356,406
Construction – 2.0%
AvalonBay Communities, Inc., REIT	3,343	$670,573
Mid-America Apartment Communities, Inc., REIT	4,674	604,161
Toll Brothers, Inc.	64,235	2,378,622
		$3,653,356
Consumer Products – 2.8%
Kimberly-Clark Corp.	15,113	$1,982,675
Procter & Gamble Co.	26,793	3,033,771
		$5,016,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.5%
Johnson Controls International PLC	19,340	$707,264
Reynolds Consumer Products, Inc. (a)	8,553	246,754
		$954,018
Electronics – 3.9%
Applied Materials, Inc.	43,063	$2,502,822
Intel Corp.	83,304	4,625,038
		$7,127,860
Energy - Independent – 3.6%
ConocoPhillips	10,829	$524,340
EOG Resources, Inc.	25,074	1,586,181
Marathon Petroleum Corp.	25,630	1,215,375
Phillips 66	12,739	953,642
Valero Energy Corp.	35,449	2,348,496
		$6,628,034
Energy - Integrated – 1.6%
Chevron Corp.	11,212	$1,046,528
Exxon Mobil Corp.	38,094	1,959,555
		$3,006,083
Food & Beverages – 2.1%
Ingredion, Inc.	6,030	$502,299
J.M. Smucker Co.	16,593	1,708,913
PepsiCo, Inc.	11,936	1,575,910
		$3,787,122
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	11,191	$1,205,047
Gaming & Lodging – 0.2%
Royal Caribbean Cruises Ltd.	3,780	$303,950
General Merchandise – 0.6%
Dollar General Corp.	6,900	$1,037,070
Health Maintenance Organizations – 0.6%
Humana, Inc.	3,294	$1,053,026
Insurance – 7.3%
Allstate Corp.	6,650	$699,913
Berkshire Hathaway, Inc., “B” (a)	16,294	3,362,104
Chubb Ltd.	16,338	2,369,500
Hartford Financial Services Group, Inc.	49,034	2,449,248
MetLife, Inc.	50,882	2,173,679
Prudential Financial, Inc.	15,721	1,186,150
Reinsurance Group of America, Inc.	8,847	1,079,599
		$13,320,193
Internet – 0.5%
Facebook, Inc., “A” (a)	4,973	$957,153
Machinery & Tools – 4.8%
AGCO Corp.	31,044	$1,875,989
Cummins, Inc.	6,061	916,969
Eaton Corp. PLC	34,942	3,169,938
Regal Beloit Corp.	18,365	1,425,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Trane Technologies PLC	10,111	$1,304,723
		$8,693,478
Major Banks – 9.5%
Bank of America Corp.	196,406	$5,597,571
Goldman Sachs Group, Inc.	2,829	567,978
JPMorgan Chase & Co.	29,243	3,395,405
Morgan Stanley	69,985	3,151,425
PNC Financial Services Group, Inc.	23,451	2,964,206
Wells Fargo & Co.	40,289	1,645,806
		$17,322,391
Medical & Health Technology & Services – 3.6%
HCA Healthcare, Inc.	20,402	$2,591,258
McKesson Corp.	19,926	2,786,850
Premier, Inc., “A” (a)	41,929	1,233,971
		$6,612,079
Medical Equipment – 2.9%
Boston Scientific Corp. (a)	22,140	$827,814
Danaher Corp.	2,408	348,149
Medtronic PLC	40,100	4,036,867
		$5,212,830
Natural Gas - Distribution – 0.6%
Sempra Energy	8,414	$1,176,109
Natural Gas - Pipeline – 0.5%
Equitrans Midstream Corp.	138,512	$977,895
Oil Services – 0.7%
Schlumberger Ltd.	48,410	$1,311,427
Other Banks & Diversified Financials – 4.8%
American Express Co.	3,439	$378,049
Citigroup, Inc.	69,963	4,439,852
Discover Financial Services	22,913	1,502,635
Synchrony Financial	36,990	1,076,409
U.S. Bancorp	27,255	1,265,722
		$8,662,667
Pharmaceuticals – 5.9%
Eli Lilly & Co.	21,642	$2,729,706
Johnson & Johnson	44,365	5,966,205
Pfizer, Inc.	61,919	2,069,333
		$10,765,244
Railroad & Shipping – 1.7%
Kansas City Southern Co.	4,829	$727,634
Union Pacific Corp.	14,904	2,381,808
		$3,109,442
Real Estate – 5.4%
Brixmor Property Group, Inc., REIT	45,069	$820,707
EPR Properties, REIT	8,875	525,755
Life Storage, Inc., REIT	8,208	885,725
Medical Properties Trust, Inc., REIT	133,773	2,826,624
Public Storage, Inc., REIT	2,726	570,061
Spirit Realty Capital, Inc., REIT	35,894	1,633,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
STORE Capital Corp., REIT	76,163	$2,502,716
		$9,764,765
Restaurants – 1.1%
Darden Restaurants, Inc.	10,205	$994,987
U.S. Foods Holding Corp. (a)	31,084	1,045,666
		$2,040,653
Specialty Chemicals – 1.5%
Corteva, Inc.	35,120	$955,264
DuPont de Nemours, Inc.	40,568	1,740,367
		$2,695,631
Specialty Stores – 1.7%
Target Corp.	30,275	$3,118,325
Telephone Services – 3.1%
AT&T, Inc.	68,884	$2,426,094
Verizon Communications, Inc.	59,081	3,199,827
		$5,625,921
Tobacco – 2.1%
Philip Morris International, Inc.	46,801	$3,831,598
Utilities - Electric Power – 6.2%
AES Corp.	80,673	$1,349,659
American Electric Power Co., Inc.	16,146	1,441,192
Exelon Corp.	67,744	2,920,444
NRG Energy, Inc.	30,239	1,004,237
Southern Co.	14,997	905,219
Vistra Energy Corp.	90,754	1,745,199
Xcel Energy, Inc.	31,749	1,978,598
		$11,344,548
Total Common Stocks		$180,105,914
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 1.61% (v)	3,841,027	$3,841,411

Other Assets, Less Liabilities – (0.9)%		(1,645,678)
Net Assets – 100.0%		$182,301,647
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,841,411 and $180,105,914, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$180,105,914	$—	$—	$180,105,914
Mutual Funds	3,841,411	—	—	3,841,411
Total	$183,947,325	$—	$—	$183,947,325
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,726,163	$25,340,833	$23,225,423	$(412)	$250	$3,841,411

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,578	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.